Financial Risk Management Objectives and Policies - Summary of Exposure to Foreign Currency Risk (Details) - Currency Risk - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
AUD
Financial liabilities
Net exposure	$ 39,883,834	$ (3,450,359)
AUD | Cash
Financial assets
Changes in financial assets due to foreign currency risk exposure	35,646,457	42,417
AUD | Receivables
Financial assets
Changes in financial assets due to foreign currency risk exposure	5,513,541	25,821
AUD | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	(1,276,164)	(3,355,050)
AUD | Other Financial Liabilities
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure		(163,547)
EUR
Financial liabilities
Net exposure	(41,872)	(10,238)
EUR | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	(41,872)	(10,238)
GBP
Financial liabilities
Net exposure		(23,481)
GBP | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure		$ (23,481)
CAD
Financial liabilities
Net exposure	(1,290)
CAD | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	$ (1,290)